UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Offshore Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-04695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     566456


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE





                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC  COMMON              007903107    11604  1632102 X        SOLE                  1632102
ADVANCED MICRO DEVICES INC  NOTE                007903AL1    78516 79419000 X        SOLE                 79419000
ADVANCED MICRO DEVICES INC  NOTE                007903AN7    15866 15509000 X        SOLE                 15509000
AIRGAS INC                  COMMON              009363102    93559  1376873 X        SOLE                  1376873
AMBAC FINL GROUP INC        PREFERRED           023139702     3281   405095 X        SOLE                   405095
AVIS BUDGET GROUP           COMMON              053774105     4794   411541 X        SOLE                   411541
AVIS BUDGET GROUP           OPTION              053774905      673     5385     X    SOLE                     5385
CASEYS GEN STORES INC       COMMON              147528103        2       51 X        SOLE                       51
CHARTER COMMUNICATIONS INC  COMMON              16117M305     3776   116172 X        SOLE                   116172
CIT GROUP INC               COMMON              125581801    43209  1058518 X        SOLE                  1058518
CIT GROUP INC               OPTION              125581901     7403     7516     X    SOLE                     7516
COCA COLA ENTERPRISES INC   COMMON              191219104     1351    43240 X        SOLE                    43240
DOLLAR THRIFTY AUTOMOTIVE GPOPTION              256743955       24     4879     X    SOLE                     4879
DYNEGY INC                  COMMON              26817G300     9699  1991505 X        SOLE                  1991505
EXXON MOBIL CORP            COMMON              30231G102    46183   747416 X        SOLE                   747416
EXXON MOBIL CORP            OPTION              30231G952       52     7473     X    SOLE                     7473
HEWLETT PACKARD CO          OPTION              428236903     1172     4945     X    SOLE                     4945
LIBERTY MEDIA CORP          COMMON              53071M708    17132   263852 X        SOLE                   263852
NETEZZA CORP                COMMON              64111N101    13161   488362 X        SOLE                   488362
POTASH CORP SASK INC        COMMON              73755L107   140579   975969 X        SOLE                   975969
POTASH CORP SASK INC        OPTION              73755L907     4895     5126 X        SOLE                     5126
SPDR S&P 500 ETF TR         OPTION              78462F953      651     2101     X    SOLE                     2101
TALECRIS BIOTHERAPEUTICS HLDCOMMON              874227101    55836  2440374 X        SOLE                  2440374
TALECRIS BIOTHERAPEUTICS HLDOPTION              874227901     3649    10733 X        SOLE                    10733
XERIUM TECHNOLOGIES INC     COMMON              98416J118     9389   712368 X        SOLE                   712368